INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
Intangible Assets and Unfavorable Lease
	2013	2014
Intangible assets, original cost—
Favorable lease agreements	451,337	479,644
Franchise agreements	49,574	53,318
Customer relationship	7,073	7,073
Brand	684,300	709,708
Purchased software	51,138	63,266
	1,243,422	1,313,009
Less: Accumulated amortization —
Favorable lease agreements	(82,740)	(116,259)
Franchise agreements	(14,520)	(21,334)
Customer relationship	(3,968)	(5,721)
Purchased software	(29,695)	(43,059)
	(130,923)	(186,373)
Intangible assets, net	1,112,499	1,126,636

Unfavorable lease liability—
	2013	2014

Unfavorable lease agreements, original cost	416,612	445,465
Less: Accumulated amortization	(78,985)	(114,183)
Unfavorable lease liability, net	337,627	331,282

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability
	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2015	51,397	(36,338)	15,059
2016	48,093	(36,247)	11,846
2017	42,444	(35,902)	6,542
2018	38,653	(33,761)	4,892
2019	34,636	(32,000)	2,636
	215,223	(174,248)	40,975